SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts payable	$ 6,274,695	$ 3,475,570	$ 669,231
Credit card payable	166,544	153,728	29,454
Accrued interest	536,278	233,611	12,298
Accrued expenses and other payables	460,499	210,049	25,675
Total accounts payable and accrued expenses	$ 7,438,016	$ 4,072,958	$ 736,658